Summary of Change in Balance Sheet Position of Product-Related Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Reserve at beginning of the year	$ 60.8	$ 51.3	$ 36.4
Change in reserve	91.4	37.9	37.9
Cash payments	(30.6)	(26.5)	(20.9)
Translation difference	(1.5)	(1.9)	(2.1)
Reserve at end of the year	$ 120.1	$ 60.8	$ 51.3